Nov. 07, 2025
Oakmark U.S. Concentrated ETF
Investment objective
Oakmark U.S. Concentrated ETF seeks long-term capital appreciation.
Fees and expenses of the Fund

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.64%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.64%
Less: Fee waivers and/or expense reimbursements[2]	0.05%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.59%

[1] Based on estimated amounts for the current fiscal year.

[2] Harris Associates, L.P. (the "Adviser") has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets. The undertaking lasts until January 27, 2027 and may not be terminated during its term without the consent of the Board of Trustees.

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
1 Year	3 Years
$60	$195

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the date of this prospectus, the Fund had not yet commenced operations and had no portfolio turnover information to report.

Principal investment strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies. The Fund invests in a concentrated portfolio comprised of equity securities of larger U.S. companies. The Fund does not concentrate in any particular industry. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will typically have fifteen to twenty issuers in its portfolio and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry. The Adviser believes that holding a relatively small number of issuers allows its "best ideas" to have a meaningful impact on the Fund's performance.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:
1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.
2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.
3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Fund will not change its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies without providing shareholders at least 60 days' advance notice.

Performance information

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, call 800-458-7452 or go to oakmark.com/etfs/oakl for performance information. Past performance (before and after taxes) is not a prediction of future results.